                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22092

                          Oppenheimer Global Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

                      Date of reporting period: 01/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2010 / UNAUDITED

                                                           SHARES       VALUE
                                                          --------   -----------
COMMON STOCKS--99.9%
CONSUMER DISCRETIONARY--34.7%
AUTO COMPONENTS--5.8%
BorgWarner, Inc.(1)                                          1,010   $    35,441
Stoneridge, Inc.(1)                                          5,700        39,786
Tenneco, Inc.(1)                                             2,450        43,316
                                                                     -----------
                                                                         118,543
AUTOMOBILES--1.0%
Bayerische Motoren Werke (BMW) AG, Preference                  675        21,162
                                                                     -----------
DISTRIBUTORS--1.8%
Inchcape plc(1)                                             85,840        36,549
                                                                     -----------
HOTELS, RESTAURANTS & LEISURE--6.2%
Dover Motorsports, Inc.                                     22,100        49,504
Orient-Express Hotel Ltd., Cl. A(1)                          4,200        40,992
Sonesta International Hotels Corp., Cl. A                    2,800        34,860
                                                                     -----------
                                                                         125,356
HOUSEHOLD DURABLES--2.9%
Panasonic Corp.                                              1,600        25,206
Tempur-Pedic International, Inc.(1)                          1,350        33,602
                                                                     -----------
                                                                          58,808
MEDIA--13.9%
Belo Corp., Cl. A                                            8,400        55,776
Cablevision Systems Corp. New York Group, Cl. A              6,350       162,814
Fisher Communications, Inc.(1)                               5,108        65,689
                                                                     -----------
                                                                         284,279
SPECIALTY RETAIL--3.1%
Midas, Inc.(1)                                               4,990        41,168
Topps Tiles plc(1)                                          17,420        21,859
                                                                     -----------
                                                                          63,027
CONSUMER STAPLES--6.2%
BEVERAGES--1.7%
Diageo plc                                                   2,040        34,403
                                                                     -----------
FOOD & STAPLES RETAILING--1.3%
Great Atlantic & Pacific Tea Co., Inc. (The)(1)              3,570        26,739
                                                                     -----------
FOOD PRODUCTS--3.2%
Viterra, Inc.(1)                                             7,370        65,687
                                                                     -----------
FINANCIALS--20.5%
CAPITAL MARKETS--2.9%
Credit Suisse Group AG                                         710        30,775
UBS AG(1)                                                    2,157        28,021
                                                                     -----------
                                                                          58,796
DIVERSIFIED FINANCIAL SERVICES--6.7%
Bank of America Corp.                                        3,000        45,540
Citigroup, Inc.(1)                                          14,300        47,476
Guoco Group Ltd.                                             4,500        44,108
                                                                     -----------
                                                                         137,124


                        1 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2010 / UNAUDITED

                                                           SHARES       VALUE
                                                          --------   -----------
INSURANCE--1.9%
XL Capital Ltd., Cl. A                                       2,325   $    38,990
                                                                     -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--9.0%
Forest City Enterprises, Inc., Cl. A(1)                      8,420        95,230
Henderson Land Development Co. Ltd.                          5,000        31,379
Mitsui Fudosan Co. Ltd.                                      2,000        33,800
St. Joe Co. (The)(1)                                           900        23,400
                                                                     -----------
                                                                         183,809
HEALTH CARE--7.6%

BIOTECHNOLOGY--4.5%
Cepheid, Inc.(1)                                             1,500        22,035
Genzyme Corp. (General Division)(1)                            835        45,307
Isis Pharmaceuticals, Inc.(1)                                2,100        23,436
                                                                     -----------
                                                                          90,778
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Vascular Solutions, Inc.(1)                                  1,900        15,371
                                                                     -----------
PHARMACEUTICALS--2.3%
Allergan, Inc.                                                 830        47,725
                                                                     -----------
INDUSTRIALS--12.7%

AEROSPACE & DEFENSE--3.0%
Curtiss-Wright Corp.                                           700        21,392
Herley Industries, Inc.(1)                                   3,200        39,168
                                                                     -----------
                                                                          60,560
BUILDING PRODUCTS--2.2%
Griffon Corp.(1)                                             3,900        46,059
                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES--2.6%
Bowne & Co., Inc.                                            8,041        52,829
                                                                     -----------
MACHINERY--2.9%
CIRCOR International, Inc.                                   1,400        39,550
Fanuc Ltd.                                                     200        19,080
                                                                     -----------
                                                                          58,630
TRADING COMPANIES & DISTRIBUTORS--2.0%
Kaman Corp.                                                  1,670        41,566
                                                                     -----------
INFORMATION TECHNOLOGY--12.6%

COMMUNICATIONS EQUIPMENT--3.3%
QUALCOMM, Inc.                                               1,710        67,015
                                                                     -----------
COMPUTERS & PERIPHERALS--1.3%
Diebold, Inc.                                                1,000        26,570
                                                                     -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.8%
Hirose Electric Co.                                            100        10,666
Hoya Corp.                                                   1,300        34,853
Omron Corp.                                                    600        11,958
                                                                     -----------
                                                                          57,477
INTERNET SOFTWARE & SERVICES--3.3%
eBay, Inc.(1)                                                2,225        51,220
GSI Commerce, Inc.(1)                                          700        15,932
                                                                     -----------
                                                                          67,152


                        2 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2010 / UNAUDITED

                                                           SHARES       VALUE
                                                          --------   -----------
OFFICE ELECTRONICS--1.3%
Canon, Inc.                                                    700   $    27,414
                                                                     -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
ARM Holdings plc                                             4,000        12,219
                                                                     -----------
MATERIALS--1.2%

CHEMICALS--1.2%
Nitto Denko Corp.                                              615        23,676
                                                                     -----------
TELECOMMUNICATION SERVICES--3.6%

WIRELESS TELECOMMUNICATION SERVICES--3.6%
Telephone & Data Systems, Inc.                               2,350        74,143
                                                                     -----------
UTILITIES--0.8%

ELECTRIC UTILITIES--0.8%
Tokyo Electric Power Corp.                                     600        16,185
                                                                     -----------
Total Common Stocks (Cost $1,623,420)                                  2,038,641
INVESTMENT COMPANY--1.6%
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.20% (2,3) (Cost $33,172)                               33,172        33,172
TOTAL INVESTMENTS, AT VALUE (COST $1,656,592)                101.5%    2,071,813
Liabilities in Excess of Other Assets                         (1.5)      (30,903)
                                                          --------   -----------
Net Assets                                                   100.0%  $ 2,040,910
                                                          ========   ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.   Non-income producing security.

2.   Rate shown is the 7-day yield as of January 31, 2010.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES         GROSS        GROSS          SHARES
                                                     APRIL 30, 2009   ADDITIONS   REDUCTIONS   JANUARY 31, 2010
                                                     --------------   ---------   ----------   ----------------
Oppenheimer Institutional Money Market Fund, Cl. E       59,533        623,737      650,098          33,172

                                                      VALUE    INCOME
                                                     -------   ------
Oppenheimer Institutional Money Market Fund, Cl. E   $33,172     $90

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of January 31, 2010 based on valuation input level:


                        3 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2010 / UNAUDITED

                                        LEVEL 1--         LEVEL 2--            LEVEL 3--
                                        UNADJUSTED    OTHER SIGNIFICANT       SIGNIFICANT
                                      QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS      VALUE
                                      -------------   -----------------   -------------------   ----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary               $  650,013         $ 57,711               $--           $  707,724
   Consumer Staples                        126,829               --                --              126,829
   Financials                              294,744          123,975                --              418,719
   Health Care                             153,874               --                --              153,874
   Industrials                             240,564           19,080                --              259,644
   Information Technology                  234,962           22,885                --              257,847
   Materials                                23,676               --                --               23,676
   Telecommunication Services               74,143               --                --               74,143
   Utilities                                16,185               --                --               16,185
Investment Company                          33,172               --                --               33,172
                                        ----------         --------               ---           ----------
Total Investments, at Value              1,848,162          223,651                --            2,071,813
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts             --              232                --                  232
                                        ----------         --------               ---           ----------
Total Assets                            $1,848,162         $223,883               $--           $2,072,045
                                        ----------         --------               ---           ----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

Geographic Holdings      Value     Percent
-------------------   ----------   -------
United States         $1,503,823     72.6%
Japan                    202,838      9.8
United Kingdom           105,030      5.1
Canada                    65,687      3.2
Switzerland               58,796      2.8
Bermuda                   44,108      2.1
Cayman Islands            38,990      1.9
Hong Kong                 31,379      1.5
Germany                   21,162      1.0
                      ----------    -----
Total                 $2,071,813    100.0%
                      ==========    =====


                        4 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2010 / UNAUDITED

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JANUARY 31, 2010 ARE AS FOLLOWS:

                                               CONTRACT AMOUNT       EXPIRATION              UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION   BUY/SELL       (000'S)              DATE       VALUE    APPRECIATION
---------------------------------   --------   ---------------       ----------   -------   ------------
RBS GREENWICH CAPITAL
Japanese Yen (JPY)                    Sell          2,134      JPY     2/1/10     $23,641       $232

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.


                        5 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2010 / UNAUDITED

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.


FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                        6 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2010 / UNAUDITED


Federal tax cost of securities          $1,749,028
Federal tax cost of other investments       23,641
                                        ----------
Total federal tax cost                  $1,772,669
                                        ==========
Gross unrealized appreciation           $  348,184
Gross unrealized depreciation              (25,399)
                                        ----------
Net unrealized appreciation             $  322,785
                                        ==========


                        7 | OPPENHEIMER GLOBAL VALUE FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Value Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 03/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 03/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 03/08/2010